                           COLUMBIA FUNDS SERIES TRUST
                     REGISTRATION NOS. 333-89661; 811-09645

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the "Trust") that the forms of Prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses contained in Post-Effective Amendment No. 47 under the 1933 Act and Amendment No. 48 under the 1940 Act, the most recent amendment to the Trust's Registration Statement on Form N-1A, the text of which was filed electronically on September 28, 2006.

         IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of October, 2006.


                                         COLUMBIA FUNDS SERIES TRUST


                                         /s/ Peter T. Fariel
                                         ----------------------------------

                                         Peter T. Fariel
                                         Assistant Secretary